Other Liabilities, Provisions and Commitments	12 Months Ended
Dec. 31, 2017
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Other Liabilities, Provisions and Commitments

Note 24. Other Liabilities, Provisions and Commitments

24.1 Other current financial liabilities

	2017		2016
Sundry creditors	Ps.	593	Ps.	688
Derivative financial instruments		3,916		204

Total	Ps.	4,509	Ps.	892

24.2 Provisions and other non-current liabilities

	2017		2016
Provisions	Ps.	11,067	Ps.	13,628
Taxes payable		355		337
Other		850		1,064

Total	Ps.	12,272	Ps.	15,029

24.3 Other non-current financial liabilities

	2017		2016
Derivative financial instruments	Ps.	578	Ps.	5,476
Security deposits		591		269

Total	Ps.	1,169	Ps.	5,745

24.4 Provisions recorded in the consolidated statement of financial position

The Company has various loss contingencies, and has recorded reserves as other liabilities for those legal proceedings for which it believes an unfavorable resolution is probable. The following table presents the nature and amount of the loss contingencies recorded as of December 31, 2017 and 2016:

	2017		2016
Taxes	Ps.	6,717	Ps.	10,223
Labor		2,365		2,356
Legal		1,985		1,049

Total	Ps.	11,067	Ps.	13,628

24.5. Changes in the balance of provisions recorded

24.5.1 Taxes

	2017		2016		2015
Balance at beginning of the year	Ps.	10,223	Ps.	1,658	Ps.	2,198
Penalties and other charges		148		173		21
New contingencies		4		3		84
Cancellation and expiration		(98)		(106)		(205)
Contingencies added in business combinations (1)		861		7,840		—
Payments		(944)		(6)		(214)
Brazil tax amnesty		(3,069)		—		—
Effect of foreign currency exchange rates		(408)		661		(226)

Balance at end of the year	Ps.	6,717	Ps.	10,223	Ps.	1,658

24.5.2 Labor

	2017		2016		2015
Balance at beginning of the year	Ps.	2,356	Ps.	1,340	Ps.	1,543
Penalties and other charges		56		203		209
New contingencies		115		211		44
Cancellation and expiration		(33)		(177)		(102)
Contingencies added in business combinations		—		500		—
Payments		(76)		(336)		(111)
Effects of foreign currency exchange rates		(52)		615		(243)
Effect Venezuela (Note 3.3)		(1)		—		—

Balance at end of the year	Ps.	2,365	Ps.	2,356	Ps.	1,340

24.5.3 Legal

	2017		2016		2015
Balance at beginning of the year	Ps.	1,049	Ps.	319	Ps.	427
Penalties and other charges		121		33		—
New contingencies		170		196		—
Cancellation and expiration		(16)		(46)		(33)
Contingencies added in business combinations		783		496		—
Payments		(80)		(81)		—
Brazil tax amnesty		7		—		—
Effects of foreign currency exchange rates		(47)		132		(75)
Effects Venezuela		(2)		—		—

Balance at end of the year	Ps.	1,985	Ps.	1,049	Ps.	319

(1)	At December 31, 2016, an amount of Ps. 7,840 correspond to tax claims with local Brazil IRS (including a contingency of Ps. 5,321 related to the deductibility of a tax goodwill balance). The remaining contingencies relates to multiple claims with loss expectations assessed by management and supported by the analysis of legal counsels as possible, the total amount of contingencies guaranteed agreements amounts to Ps. 8,081. During 2017, the Company took advantage of a Brazilian tax amnesty program. The settlement of certain outstanding matters under that amnesty program generated a benefit of Ps. 1,874 such benefit has been offset against the corresponding indemnifiable assets.

While provision for all claims has already been made, the actual outcome of the disputes and the timing of the resolution cannot be estimated by the Company at this time.

24.6 Unsettled lawsuits

The Company has entered into several proceedings with its labor unions, tax authorities and other parties that primarily involve Coca-Cola FEMSA and its subsidiaries. These proceedings have resulted in the ordinary course of business and are common to the industry in which the Company operates. Such contingencies were classified by the Company as less than probable but not remote, the estimated amount as of December 31, 2017 of these lawsuits is Ps. 64,558, however, the Company believes that the ultimate resolution of such proceedings will not have a material effect on its consolidated financial position or result of operations.

The Company has tax contingencies, most of which are related to its Brazilian operations, amounting to approximately Ps. 51,014 with loss expectations assessed by management and supported by the analysis of legal counsel consider as possible. Among these possible contingencies, are Ps. 12,346 in various tax disputs related primarily to credits for ICMS (VAT) and Ps. 33,217 related to tax credits of IPI over raw materials acquired from Free Trade Zone Manaus. Possible claims also include Ps. 4,787 related to compensation of federal taxes not approved by the IRS (Tax authorities), and Ps. 664 related to the requirement by the Tax Authorities of State of São Paulo for ICMS (VAT), interest and penalty due to the alleged underpayment of tax arrears for the period 1994-1996. The Company is defending its position in these matters and final decision is pending in court.

In recent years in its Mexican and Brazilian territories, Coca-Cola FEMSA has been requested to present certain information regarding possible monopolistic practices. These requests are commonly generated in the ordinary course of business in the soft drink industry where this subsidiary operates. The Company does not expect any material liability to arise from these contingencies.

24.7 Collateralized contingencies

As is customary in Brazil, the Company has been required by the tax authorities there to collateralize tax contingencies currently in litigation amounting to Ps. 9,433, Ps. 8,093 and Ps. 3,569 as of December 31, 2017, 2016 and 2015, respectively, by pledging fixed assets and entering into available lines of credit covering the contingencies.

24.8 Commitments

As of December 31, 2017, the Company has contractual commitments for operating leases for the rental of production machinery and equipment, distribution and computer equipment.

The contractual maturities of the operating leases commitments by currency, expressed in mexican pesos as of December 31, 2017, are as follows:

	Mexican pesos		U.S. dollars		Other
Not later than 1 year	Ps.	106	Ps.	103	Ps.	1
Later than 1 year and not later than 5 years		423		682		—
Later than 5 years		211		205		—

Total	Ps.	740	Ps.	990	Ps.	1

Rental expense charged to consolidated net income was Ps. 1,420, Ps. 1,232 and Ps. 1,044 for the years ended December 31, 2017, 2016 and 2015, respectively.

The Company has firm commitments for the purchase of property, plant and equipment of Ps. 933 as December 31, 2017.